COMMITMENTS AND CONTINGENCIES (Operating lease commitments) (Details)	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
2018	$ 3,004,314
2019	3,638,224
2020	3,507,783
2021	2,481,946
2022	2,774,093
2023 and later	43,919,102
Total lease payments	$ 59,325,462